Short-term bank borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended										2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Sep. 30, 2020 CNY (¥)	Aug. 31, 2020 CNY (¥)	Jul. 31, 2020 CNY (¥)	Apr. 30, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jul. 31, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	May 19, 2020	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)
Short-term Debt [Line Items]
Short-term bank borrowings													¥ 443,444	¥ 443,444	¥ 134,780	$ 21,150
Weighted average interest rates (as a percent)													5.80%	5.80%	5.90%	5.90%
Minimum
Short-term Debt [Line Items]
Debt instrument term															30 days
Maximum
Short-term Debt [Line Items]
Debt instrument term															5 years
Secured bank loans
Short-term Debt [Line Items]
Short-term bank borrowings													¥ 423,444	¥ 423,444	¥ 134,600
Unsecured bank loans
Short-term Debt [Line Items]
Short-term bank borrowings													20,000	¥ 20,000	180
Loan from Bank of Shanghai in Shenzhen
Short-term Debt [Line Items]
Debt instrument term										1 year
Borrowed amount	¥ 50,000									¥ 50,000
Interest rate (as a percent)										4.35%											3.85%	3.85%			4.35%
Collateral										¥ 54,065											¥ 50,568	$ 7,750			$ 7,750
Loan from Agriculture Bank of China in Shenzhen
Short-term Debt [Line Items]
Debt instrument term									1 year
Borrowed amount		¥ 30,000							¥ 30,000
Interest rate (as a percent)									4.35%															4.35%
Collateral									¥ 32,624															$ 5,000
Loan from Bank of Shanghai
Short-term Debt [Line Items]
Debt instrument term								1 year
Borrowed amount		¥ 30,000						¥ 30,000
Interest rate (as a percent)								6.05%
Line of credit from Bank of Shanghai
Short-term Debt [Line Items]
Collateral								¥ 54,926
Line of credit									¥ 100,000
Borrowing from Shenzhen Zhongxiaodan Commercial Insurance Co., Ltd.
Short-term Debt [Line Items]
Interest rate (as a percent)																							12.00%
Zhejiang Chouzhou Commercial Bank Loan
Short-term Debt [Line Items]
Debt instrument term							1 year
Borrowed amount							¥ 100,000												$ 100
Zhejiang Chouzhou Commercial Bank Loan | Minimum
Short-term Debt [Line Items]
Interest rate (as a percent)							7.50%
Zhejiang Chouzhou Commercial Bank Loan | Maximum
Short-term Debt [Line Items]
Interest rate (as a percent)							8.11%
Loans from Bank of Hangzhou
Short-term Debt [Line Items]
Debt instrument term			6 months											6 months
Borrowed amount			¥ 4,000										20,000	¥ 20,000	4,000
Interest rate (as a percent)			5.60%
Collateral													¥ 52,968	¥ 52,968
Loans from Bank of Hangzhou | Minimum
Short-term Debt [Line Items]
Interest rate (as a percent)													5.60%	5.60%
Loans from Bank of Hangzhou | Maximum
Short-term Debt [Line Items]
Interest rate (as a percent)													5.80%	5.80%
Loans from China Guangfa Bank
Short-term Debt [Line Items]
Debt instrument term						1 year
Borrowed amount						¥ 30,000											¥ 30,000
Interest rate (as a percent)						4.20%
Collateral															22,571
Loans from Bank of Ningbo
Short-term Debt [Line Items]
Debt instrument term											1 year
Borrowed amount					¥ 20,000						¥ 20,000
Interest rate (as a percent)					6.50%						6.50%
Loans from Bank Of China
Short-term Debt [Line Items]
Debt instrument term		1 year
Borrowed amount		¥ 50,000													30,000					¥ 50,000
Interest rate (as a percent)		4.35%
Collateral													¥ 141,528	¥ 141,528	84,333
Six-month loan from Bank of China
Short-term Debt [Line Items]
Debt instrument term													6 months
Borrowed amount													¥ 50,000	¥ 50,000
Interest rate (as a percent)													5.66%	5.66%
One-year loans from Bank of China
Short-term Debt [Line Items]
Debt instrument term													1 year
Borrowed amount													¥ 30,000	¥ 30,000
Interest rate (as a percent)													4.35%	4.35%
Loan Bank of Nanjing
Short-term Debt [Line Items]
Debt instrument term	1 year
Borrowed amount	¥ 180
Interest rate (as a percent)	5.00%
Borrowing from China Construction Bank
Short-term Debt [Line Items]
Debt instrument term					1 year
Borrowed amount					¥ 20,000						¥ 20,000
Interest rate (as a percent)					6.15%						6.15%
Loans from China Everbright Bank
Short-term Debt [Line Items]
Debt instrument term												1 year
Borrowed amount				¥ 19,500								¥ 19,500			19,500
Interest rate (as a percent)				5.85%								5.85%
Collateral															84,396
Loans from Shanghai Pudong Development Bank
Short-term Debt [Line Items]
Debt instrument term				1 year
Borrowed amount				¥ 40,000								¥ 40,000			40,000
Interest rate (as a percent)				5.75%								5.75%
Collateral															54,013
Zhejiang Chouzhou Commercial Bank
Short-term Debt [Line Items]
Borrowed amount																		¥ 100,000
Interest rate (as a percent)																		7.50%	7.50%
Repayment of borrowings															¥ 15,400